Accumulated Balances of Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (3,603)	$ (8,379)	$ 14,351
Net current period change	730	5,651	(16,848)
Reclassification adjustments for gains reclassified into income	(8,614)	(875)	(5,665)
Deconsolidation of subsidiaries			(217)
Ending balance	(11,487)	(3,603)	(8,379)
Foreign currency items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(22,707)	(22,770)	(24,367)
Net current period change	(176)	(801)	1,814
Reclassification adjustments for gains reclassified into income	7	864
Deconsolidation of subsidiaries			(217)
Ending balance	(22,876)	(22,707)	(22,770)
Unrealized gain on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	19,104	14,406	38,410
Net current period change	906	6,437	(18,339)
Reclassification adjustments for gains reclassified into income	(8,621)	(1,739)	(5,665)
Ending balance	11,389	19,104	14,406
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(15)	308
Net current period change		15	(323)
Ending balance			$ (15)